Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital (Tables) [Line Items]
Schedule of Options Granted	In the six months ended June 30, 2024 and 2023, the Company granted options as follows:
	Six months ended June 30, 2024
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	41,500	$5.26-5.76	4 years	10 years
Consultant	5,000	$5.26	4 years	10 years
	Six months ended June 30, 2023
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	104,500	$7.5	4 years	10 years

Schedule of Fair Value of Options Granted	The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:
	Six months ended June 30
	2024	2023
Value of ordinary share	$5.13-5.46	$7.5
Dividend yield	0%	0%
Expected volatility	70.91-70.97%	74.1%
Risk-free interest rate	4.35-4.46%	0.36%
Expected term	6.11 years	6.11 years

Schedule of Restricted Stock Units	In the six months ended June 30, 2024, the Company granted restricted share units, or RSU, as follows:
	Six months ended June 30, 2024
	Number of RSU granted	Weighted Average Grant Date Fair Value
Employees	261,000	$5.13

Schedule of Share-Based Compensation	The following table illustrates the effect of share-based compensation on the statements of operations:
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Cost of revenue	$-	$19	$-	$11
Research and development	410	307	278	121
General, administrative and marketing	370	526	212	206
	$780	$852	$490	$338

Employees and Directors [Member]
Share Capital (Tables) [Line Items]
Schedule of Options Granted	The following table summarizes the activity in options granted to employees and directors for the six months period ended June 30, 2024:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	1,745,880	$5.8	5.91	$1,165
Granted	41,500	5.34
Exercised	(1,840)	5.07
Expired	(9,565)	8.33
Forfeited	(11,970)	5.77
Options outstanding at the end of the period	1,764,005	$5.78	5.53	$335
Options exercisable at the end of the period	1,296,239	$5.59	4.53	$335

The following table summarizes the activity in options granted to consultants for the six months period ended June 30, 2024:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	11,666	$16.78	1.36	$2
Granted	5,000	5.26
Options outstanding at the end of the period	16,666	$12.91	3.53	$-
Options exercisable at the end of the period	6,329	$9.65	0.85	$-
The following table summarizes the activity in RSU granted to employees under the 2024 Plan for the six months period ended June 30, 2024:
	Number of options	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	0	$0
Granted	261,000	5.13
Unvested at the end of the period	261,000	$5.13